Employee Benefit Plan (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Matching contributions to the plan	$ 0	$ 0	$ 0	$ 0
2GIG
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Matching contributions to the plan					$ 0	$ 0